REVENUE AND OTHER INCOME - Narrative (Details) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended		14 Months Ended
	Apr. 30, 2022 USD ($)	Jan. 31, 2022 vessels	Dec. 31, 2021 USD ($) vessels	Nov. 30, 2021 tanker	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) vessels tanker	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
REVENUE AND OTHER OPERATING INCOME [Line Items]
Contract assets			$ 80,870			$ 140,826	$ 80,870	$ 140,826	$ 60,421
Other gains						18	519
Gain on settlement of claims						3,998	0
Gain on sale of vessels						4,596	3,226
Loss on termination of leased vessels						431	0
Gain (loss) on pool arrangements						(141)	315
SFL Tanker Holding Ltd
REVENUE AND OTHER OPERATING INCOME [Line Items]
Gain (loss) on pool arrangements						$ (100)	300
Number of owned pooled assets | tanker						2
Number of unowned pooled assets | vessels						2
Other assets | Voyage charter revenues
REVENUE AND OTHER OPERATING INCOME [Line Items]
Contract asset						$ 5,300	5,200
Assets recognised from costs to obtain or fulfil contracts with customers						2,500	2,600
Contract assets			$ 2,600			2,900	2,600	2,900
Decrease through impairment, contract assets						0
Other assets | Voyages in progress
REVENUE AND OTHER OPERATING INCOME [Line Items]
Assets recognised from costs to obtain or fulfil contracts with customers					$ 2,600
Dewi Maeswara
REVENUE AND OTHER OPERATING INCOME [Line Items]
Gain on settlement of claims						2,500
Front Altair
REVENUE AND OTHER OPERATING INCOME [Line Items]
Gain on settlement of claims						1,500
LR2 Tanker | SFL Tanker Holding Ltd
REVENUE AND OTHER OPERATING INCOME [Line Items]
Number of tankers sold | tanker				4
Aggregate sales price						160,000
Number of tankers delivered | vessels		2	2
Proceeds from sales						35,100		$ 68,600
Gain on sale of vessels						4,600	$ 3,200
Front Force and Front Energy | SFL Tanker Holding Ltd
REVENUE AND OTHER OPERATING INCOME [Line Items]
Decrease in lease obligations						46,600
Proceeds from termination of contract	$ 4,500
Loss on termination of leased vessels						$ 400